CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Balance at Dec. 31, 2010	$ 10,056	$ 10,400	$ 23,250	$ (23,594)
Balance (in shares) at Dec. 31, 2010		10,400,000
Common shares issued for cash (in shares)		2,400,000
Balance at Dec. 31, 2011
Common shares issued for cash	475,000	950	474,050	0
Common shares issued for cash (in shares)		950,000
Contributed capital from forgiveness of debt - related party	5,991	0	5,991	0
Common shares cancelled	0	(8,000)	8,000	0
Common shares cancelled (in shares)		(8,000,000)
Common shares issued for software	98,290	14,582	83,708	0
Common shares issued for software (In shares)		14,582,500
Increase in additional paid-in-capital from distribution of net liabilities to former shareholder	105,218	0	105,218	0
Common shares issued, previously subject to redemption	0
Stock-based compensation expense	1,021,512	0	1,021,512	0
Net loss	(1,283,594)	0	0	(1,283,594)
Balance at Dec. 31, 2012	432,473	17,932	1,721,729	(1,307,188)
Balance (in shares) at Dec. 31, 2012		17,932,500
Common shares issued for cash	825,000	825	824,175	0
Common shares issued for cash (in shares)		825,000
Common shares issued, previously subject to redemption	43,750	25	43,725	0
Common shares issued, previously subject to redemption (in shares)		25,000
Stock-based compensation expense	2,009,910	25	2,009,885	0
Stock-based compensation expense ((in shares)		25,000
Net loss	(3,046,187)	0	0	(3,046,187)
Balance at Dec. 31, 2013	264,946	18,807	4,599,514	(4,353,375)
Balance (in shares) at Dec. 31, 2013		18,807,500
Common shares issued for cash (in shares)		675,000
Balance at Mar. 31, 2014
Balance at Dec. 31, 2013	264,946	18,807
Balance (in shares) at Dec. 31, 2013		18,807,500
Common shares issued for cash	600,000
Common shares issued for cash (in shares)	600,000	600,000
Net loss	(22,156,250)
Balance at Jun. 30, 2014	$ (3,264,353)